Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Charlotte Funds
Central Index Key	dei_EntityCentralIndexKey	0001532203
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 26, 2015
Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 31, 2013
2014	rr_AnnualReturn2014	8.82%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.51%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	1.84%
One Year	rr_AverageAnnualReturnYear01	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.21%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 31, 2013
2014	rr_AnnualReturn2014	8.83%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.49%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	1.83%
One Year	rr_AverageAnnualReturnYear01	8.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 31, 2013
2014	rr_AnnualReturn2014	8.91%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.52%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	1.85%
One Year	rr_AverageAnnualReturnYear01	8.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 31, 2013
2014	rr_AnnualReturn2014	8.83%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.46%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	1.85%
One Year	rr_AverageAnnualReturnYear01	8.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) | Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) | Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) | Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) | Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%